Going Concern and Management's Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern and Management's Plans

2.	GOING CONCERN AND MANAGEMENT’S PLANS

As of June 30, 2016, the Company had a cash balance, a working capital deficiency and an accumulated deficit of $183,767, $19,508,293 and $80,119,423, respectively. During the six months ended June 30, 2016, the Company incurred a net loss of $6,746,768. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

Since inception, the Company’s operations have primarily been funded through proceeds received in equity and debt financings. Although management believes that the Company has access to capital resources, there are currently no commitments in place for new financing at this time, except as described below, and there is no assurance that the Company will be able to obtain funds on commercially acceptable terms, if at all. There is also no assurance that the amount of funds the Company might raise will enable the Company to complete its development initiatives or attain profitable operations. If the Company is unable to obtain additional financing on a timely basis, it may have to curtail its development, marketing and promotional activities, which would have a material adverse effect on the Company’s business, financial condition and results of operations, and ultimately the Company could be forced to discontinue its operations and liquidate.

The accompanying condensed consolidated financial statements have been prepared in conformity with U.S. GAAP, which contemplate continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The condensed consolidated financial statements do not include any adjustment that might become necessary should the Company be unable to continue as a going concern.

In July 2016, the Company issued a sixty-day convertible note in the principal amount of $200,000 to a company wholly-owned by the Company’s Executive Chairman of the Board of Directors. In August 2016, the Company repaid a convertible note in the principal amount of $105,000 to a company wholly-owned by the Company’s Executive Chairman of the Board of Directors. The Company is currently funding its operations on a month-to-month basis. While there can be no assurance that it will be successful, the Company is in active negotiations to raise additional capital.

2.	GOING CONCERN AND MANAGEMENT’S PLANS

As of December 31, 2015, the Company had a cash balance, a working capital deficiency and an accumulated deficit of $189,231, $14,437,434, and $73,372,655, respectively. During the years ended December 31, 2015 and 2014, the Company incurred net losses of $8,244,924 and $23,229,319, respectively. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

Since inception, the Company’s operations have primarily been funded through proceeds received in equity and debt financings. Although management believes that the Company has access to capital resources, there are currently no commitments in place for new financing at this time, except as described below, and there is no assurance that the Company will be able to obtain funds on commercially acceptable terms, if at all. There is also no assurance that the amount of funds the Company might raise will enable the Company to complete its development initiatives or attain profitable operations. If the Company is unable to obtain additional financing on a timely basis, it may have to curtail its development, marketing and promotional activities, which would have a material adverse effect on the Company’s business, financial condition and results of operations, and ultimately the Company could be forced to discontinue its operations and liquidate.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which contemplate continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The consolidated financial statements do not include any adjustment that might become necessary should the Company be unable to continue as a going concern.

On March 11, 2016, the Company entered into securities purchase agreements with purchasers for proceeds of an aggregate of $3,000,000, of which, $750,000 was paid to the Company at closing and the remaining $2,250,000 was payable to the Company upon the completion of certain milestones, as specified in the agreement. As of the date of filing, an aggregate of $1,367,120 had been paid to the Company under the securities purchase agreements. See Note 18 – Subsequent Events – Series C Convertible Preferred Stock for additional details. In June and July 2016, the Company issued sixty-day convertible notes in the aggregate principal amount of $400,000 to a company wholly-owned by the Company’s Executive Chairman of the Board of Directors. See Note 18 – Subsequent Events – Notes Payable for additional details. The Company is currently funding its operations on a month-to-month basis. While there can be no assurance that it will be successful, the Company is in active negotiations to raise additional capital.